Equipment (Details) - Equipment - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost
Opening balance	$ 39	$ 38
Closing balance	39	38
Accumulated depreciation
Opening balance	(20)	(15)
Depreciation	(3)	(3)
Closing balance	(23)	(18)
Net book value	$ 16	$ 20	$ 19	$ 23